Fair Value Debt Securities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2018
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Fair Value Debt Securities at Fair Value through Profit or Loss

NOTE 7. FAIR VALUE DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

The Group’s fair value debt securities through Profit or Loss are detailed in Schedule A.

The credit quality of debt securities is disclosed in Note 46.